BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Schedule of detailed information about borrowings

	MACA	Convertible	Santander- Itaú	Unsecured bank	Bank
	Limited loan	Debentures	Facility	facilities	overdraft	IXM Note	Total
Balance, January 1, 2019	$—	$—	$—	$—	$—	$—	$—
Acquisition of Beadell (note 5)	38,822	10,500	5,007	15,029	265	—	69,623

Borrowings	—	—	—	18,600	3,610	10,000	32,210
Interest accrued	1,490	155	98	688	76	10	2,517
Principal repayments	(22,529)	(10,500)	(5,000)	(17,700)	(3,239)	—	(58,968)
Interest payments	(1,477)	(205)	(154)	(583)	(98)	—	(2,517)
Foreign exchange	(246)	50	49	—	(25)	—	(172)
Balance, December 31, 2019	$16,060	$—	$—	$16,034	$589	$10,010	$42,693
Current	11,433	—	—	16,034	589	10,010	38,066
Non-current	4,627	—	—	—	—	—	4,627

Note	(a)	(b)	(c)	(d)	(e)	(f)
Currency	AUD	USD	USD	USD	USD	USD
Nominal interest rate	5.8%	6.0%	5.9%	5.5%	13.7%	3-month LIBOR plus 5%
Year of maturity	2019 - 2021	2019	2019	2020	2020	2020

MACA Limited loan
Disclosure of detailed information about borrowings [line items]
Schedule of detailed information about borrowings

(All dollar amounts in millions of A$)		Original Loan		As Amended
Principal Amount	A$	54.7	A$	54.7
% of the net cash proceeds from any third-party debt or equity financing required to be paid to MACA and applied against the outstanding balance of the loan		30%		10%
% of the net proceeds from any exercise of warrants required to be paid to MACA and applied against the outstanding balance of the loan		30%		20%
Principal repayment of loan during 2019	A$	12.0	A$	16.5
Ultimate parent guarantee		Full balance		First A$6.0 of repayments
Principal repayment of Loan during 2020	A$	18.0	A$	18.0
Conversion right		100% of Loan (1)	A$	15.0 (2)